Other assets - Schedule of Other Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment:
Property, plant and equipment:	£ 10,076	£ 9,614
Prepayments	1,478	1,338
Other assets	1,511	986
Total other assets	13,065	11,938
Premises
Property, plant and equipment:
Property, plant and equipment:	1,085	903
Equipment
Property, plant and equipment:
Property, plant and equipment:	877	1,163
Operating lease
Property, plant and equipment:
Property, plant and equipment:	7,265	6,523
Right-of-use assets (note 23)
Property, plant and equipment:
Property, plant and equipment:	£ 849	£ 1,025